Financial Instruments - Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 1,649,328	$ 2,502,992
Marketable securities	3,403,622	5,265,101
Equity and Other Investments	1,953,460	3,955,545
Levels 1, 2 and 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	530,945	318,091
Marketable securities	3,403,622	5,265,101
Equity and Other Investments	220,992	205,878
Fair Value	4,167,233	5,800,476
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	530,945	318,091
Marketable securities	1,887,921	2,796,082
Equity and Other Investments	0	0
Fair Value	2,428,574	3,119,547
Level 1 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	600,000	900,000
Equity and Other Investments	0	0
Fair Value	608,337	901,689
Level 1 | U.S. federal bonds and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	27,944	0
Marketable securities	740,978	680,436
Equity and Other Investments	0	0
Fair Value	769,318	681,629
Level 1 | Canadian federal bonds and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	202,488	50,138
Marketable securities	546,943	1,215,646
Equity and Other Investments	0	0
Fair Value	750,252	1,268,139
Level 1 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	201,513	267,953
Marketable securities	0	0
Equity and Other Investments	0	0
Fair Value	201,644	268,090
Level 1 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	99,000
Marketable securities	0
Equity and Other Investments	0
Fair Value	99,023
Level 2 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	1,515,701	2,469,019
Equity and Other Investments	0	0
Fair Value	1,517,667	2,475,051
Level 3 | Convertible notes in private companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	0	0
Equity and Other Investments	220,992	205,878
Fair Value	$ 220,992	$ 205,878